Contents of Significant Accounts - Equity - Additional Information (Detail)			12 Months Ended
	Dec. 05, 2025 shares $ / shares	Dec. 05, 2024 shares $ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Disclosure of classes of share capital [line items]
Shares authorized			26,000,000,000	26,000,000,000
Shares issued			12,588,156,000	12,560,716,000
Shares par value | $ / shares			$ 10	$ 10
Number of common shares represented by 1 ADS			5
Percentage of legal reserve			10.00%
Cash dividends | $ / shares				$ 2.85016443
American depositary shares [member]
Disclosure of classes of share capital [line items]
Number of American Depositary Shares traded on NYSE			117,000,000	115,000,000
Number of common shares represented by issued American Depositary Shares			586,000,000	576,000,000
Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of cash dividend on dividend distribution			20.00%
Percentage of stock dividend on dividend distribution			0.00%
Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of cash dividend on dividend distribution			100.00%
Percentage of stock dividend on dividend distribution			80.00%
Restricted Stocks [member]
Disclosure of classes of share capital [line items]
Shares par value | $ / shares	$ 10	$ 10
Number of other equity instruments granted in share-based payment arrangement	33,000,000	33,000,000
Number of other equity instruments recalled and cancelled in share-based payment arrangement			5,000,000	2,000,000